Other reserves (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Balance at beginning of the period			$ 455	$ 286
Other comprehensive income (expense)	$ (27)	$ (16)	(41)	86
Hedging losses transferred to cost of inventory			6
Hedging gains transferred to cost of inventory				(72)
NOMOQ acquisition (note 8)			(1)
Balance at end of the period	277	333	277	333
Other reserves
Balance at beginning of the period			(5,657)	(5,593)
Other comprehensive income (expense)			(35)	49
Hedging losses transferred to cost of inventory			6
Hedging gains transferred to cost of inventory				(72)
NOMOQ acquisition (note 8)			(6)
Balance at end of the period	(5,692)	(5,616)	(5,692)	(5,616)
Foreign currency translation reserve
Balance at beginning of the period			(18)	(28)
Other comprehensive income (expense)			7	2
Balance at end of the period	(11)	(26)	(11)	(26)
Cash flow hedges reserve
Balance at beginning of the period			8	82
Other comprehensive income (expense)			(42)	47
Hedging losses transferred to cost of inventory			6
Hedging gains transferred to cost of inventory				(72)
Balance at end of the period	(28)	57	(28)	57
Other reserve
Balance at beginning of the period			(5,647)	(5,647)
NOMOQ acquisition (note 8)			(6)
Balance at end of the period	$ (5,653)	$ (5,647)	$ (5,653)	$ (5,647)